Schedule of Condensed Consolidated Pro Forma Balance Sheets (Details) (Parenthetical) - USD ($) $ / shares in Units, $ in Thousands	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Dividends Payable [Line Items]
Preferred Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued			0	0
Preferred stock, shares outstanding			0	0
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000		200,000,000	100,000,000
Common stock, shares issued	37,951,000		37,949,000	37,941,000
Common stock, shares outstanding	37,951,000		37,949,000	37,941,000
Series A Preferred Stock [Member]
Dividends Payable [Line Items]
Temporary stock, par value	$ 0		$ 0
Temporary stock, stated value	$ 100		$ 100
Temporary stock, shares issued	212,000
Temporary stock, shares outstanding	212,000
Series A Preferred Stock [Member] | Preferred Stock [Member]
Dividends Payable [Line Items]
Temporary stock, shares outstanding	212,000
Preferred stock, shares issued	212,000
Preferred stock, shares outstanding	212,000
Series B Preferred Stock [Member]
Dividends Payable [Line Items]
Temporary stock, par value	$ 0		$ 0
Temporary stock, stated value	$ 100		$ 100
Temporary stock, shares issued	148,000
Temporary stock, shares outstanding	148,000
Series B Preferred Stock [Member] | Preferred Stock [Member]
Dividends Payable [Line Items]
Temporary stock, shares outstanding	148,000
Preferred stock, shares issued	148,000
Preferred stock, shares outstanding	148,000